THE PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

The Parnassus Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PARNASSUS FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, SEPTEMBER 30, 2005 - UNAUDITED

		Percent of
Shares	Common Stocks	Net Assets	Market Value
	APPAREL
550,000	Ross Stores Inc.	4.5%	$13,035,000

	BIOTECHNOLOGY
175,000	Amgen Inc. [1]	4.8%	$13,942,250

	COMPUTER PERIPHERALS
100,000	Adaptec Inc. [1,2]	0.1%	$383,000

	COMPUTERS
50,000	International Business Machines Corp.		$4,011,000
100,000	Lexmark International Inc. [1]		6,105,000
500,000	Radisys Corp. [1,2]		9,700,000
		6.9%	$19,816,000

	CONSUMER PRODUCTS
175,000	Avon Products Inc.	1.6%	$4,725,000

	ELECTRONIC INSTRUMENTS
675,000	Agere Systems Inc. [1,2]		$7,026,750
600,000	Vishay Intertechnology Inc. [1]		7,170,000
		4.9%	$14,196,750

	FINANCIAL SERVICES
225,000	Automatic Data Processing		$9,684,000
950,000	Charles Schwab Corp.		13,708,500
10,000	E*Trade Financial Corp. [1]		176,000
		8.2%	$23,568,500

	HEALTH CARE SERVICES
5,000	Health Management Associates Inc.	0.0%	$117,350

	INDUSTRIAL
200,000	3M Co.	5.1%	$14,672,000

	INSURANCE
100,000	AFLAC Inc.		$4,530,000
10,000	WR Berkley Corp. [2]		394,800
		1.7%	$4,924,800

	INSURANCE BROKER
250,000	Arthur J. Gallagher & Co. [2]	2.5%	$7,202,500

	INTERNET
1,000	eBay Inc. [1]	0.0%	$41,200

	MEDICAL EQUIPMENT
500,000	Boston Scientific Corp. [1]	4.1%	$11,685,000

	MICROELECTRONICS
10,000	Applied Materials Inc.		$169,600
300,000	Credence Systems Corp. [1,2]		2,394,000
5,000	Cymer Inc. [1,2]		156,600
180,000	Electro Scientific Industries Inc. [1,2]		4,024,800
10,000	Teradyne Inc. [1,2]		165,000
		2.4%	$6,910,000

	PACKAGED FOODS
125,000	Hain Celestial Group Inc. [1,2]	0.8%	$2,425,000

	PHARMACEUTICALS
300,000	Connetics Corp. [1,2]		$5,073,000
600,000	Pfizer Inc.		14,982,000
		7.0%	$20,055,000

	PUBLISHING
125,000	Gannett Co.		$8,603,750
250,000	Knight-Ridder Inc. [2]		14,670,000
		8.1%	$23,273,750

	RETAIL
1,000	Costco Wholesale Corp.		$43,090
350,000	Ethan Allen Interiors Inc. [2]		10,972,500
450,000	Family Dollar Stores		8,941,500
450,000	The Gap Inc.		7,843,500
25,000	Home Depot Inc.		953,500
225,000	Mattel Inc.		3,753,000
250,000	Petco Animal Supplies Inc. [1,2]		5,290,000
370,000	Pier 1 Imports Inc. [2]		4,169,900
260,000	Restoration Hardware Inc. [1,2]		1,643,200
500,000	TJX Companies Inc.		10,240,000
		18.8%	$53,850,190

	SEMICONDUCTORS
10,000	Altera Corporation [1]		$191,100
750,000	Integrated Device Technology Inc. [1,2]		8,055,000
360,000	Lattice Semiconductor Corp. [1]		1,540,800
5,000	Sigmatel Inc. [1,2]		101,200
15,000	Xilinx Inc.		417,750
		3.6%	$10,305,850

	SERVICES
20,000	Alliance Data Systems Corp. [1]		$783,000
1,000	CDW Corp.		58,920
		0.3%	$841,920

	SOFTWARE
180,000	Electronics For Imaging [1,2]		$4,129,200
20,000	Hyperion Solutions Corp. [1,2]		973,000
1,600,000	Mentor Graphics Corp. [1,2]		13,760,000
		6.5%	$18,862,200

	TELECOM EQUIPMENT
600,000	Cisco Systems Inc. [1]		$10,758,000
25,000	Leap Wireless International Inc. [1,2]		880,000
		4.0%	$11,638,000

	Total investement in common stocks
	(cost $286,934,148)	95.9%	$276,471,260

Principal		Percent of
Amount	Short-Term Investments	Net Assets	Market Value
	Certificates of Deposit [3]
$ 100,000	Albina Community Capital Bank
	2.160%, matures 01/24/06		$98,733
100,000	Community Bank of the Bay
	3.730%, matures 09/06/06		96,274
100,000	Community Capital Bank
	2.750%, matures 02/05/06		98,608
100,000	Louisville Community Development Bank
	2.500%, matures 05/10/06		97,578
100,000	Opportunity Credit Union
	2.600%, matures 04/25/06		97,743
100,000	Self Help Credit Union
	1.500%, matures 01/14/06		98,881
100,528	South Shore Bank Cleveland
	2.200%, matures 11/02/05		99,712
100,000	Wainwright Bank & Trust Co.
	1.930%, matures 11/04/05		99,628
		0.3%	$787,157

	Registered Investment Companies -
	Money Market Funds
1,001,446	Evergreen U.S. Government Fund
	variable rate 3.460%		$1,001,446
14,076	Goldman Sachs FS Government Fund
	variable rate 3.550%		14,076
52,689	Scudder Government Fund
	variable rate 3.560%		52,689
1,057,689	SSGA U.S. Government Fund
	variable rate 3.320%		1,057,689
		0.7%	$2,125,900

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/06		$95,529
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/06		95,529
100,000	Vermont Community Loan Fund
	2.000%, matures 12/07/05		98,899
		0.1%	$289,957

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
57,870,826	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate 3.770%	20.0%	$57,870,826

	Total investment in short-term securities
	(cost $61,073,840)	21.1%	$61,073,840

	Total securities
	(cost $348,007,988)	117.0%	$337,545,100

	Payable upon return of securities loaned	-20.0%	$(57,870,826)

	Other assets and liabilities - net	3.0%	8,724,938
	Total net assets	100.0%	$288,399,212

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at September 30, 2005
The total value of the securities on loan at September 30, 2005 was $56,297,679.

(3) Market value adjustments have been applied to these securities to reflect early withdrawl/call penalties.

The portfolio of investments as of September 30, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:
Parnassus
Fund

Cost of investments	$348,035,972
Unrealized appreciation	$15,486,211
Unrealized depreciation	(25,977,083)

Net unrealized appreciation (depreciation)	$(10,490,872)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS WORKPLACE FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, SEPTEMBER 30, 2005 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	BANKING
100	First Horizon National Corp.	0.4%	$3,635

	BIOTECHNOLOGY
200	Amgen Inc. [1]	1.8%	$15,934

	COMPUTERS
100	International Business Machines Corp.	0.9%	$8,022

	CONSUMER PRODUCTS
1,500	Avon Products Inc.	4.7%	$40,500

	FINANCIAL SERVICES
200	SEI Investments Co.	0.9%	$7,516

	INDUSTRIAL
600	3M Co.		$44,016
1,000	Baldor Electric		25,350
300	Wd-40 Co.		7,953
		8.9%	$77,319

	INSURANCE
100	AFLAC Inc.	0.5%	$4,530

	INTERNET
100	eBay Inc. [1]	0.5%	$4,120

	LODGING
100	Four Seasons Hotels Inc.	0.7%	$5,740

	PACKAGED FOODS
100	JM Smucker Co.	0.6%	$4,854

	PHARMACEUTICALS
1,000	Pfizer Inc.	2.9%	$24,970

	RETAIL
100	Costco Wholesale Corp.		$4,309
2,200	The Gap Inc.		38,346
		4.9%	$42,655

	SEMICONDUCTORS
100	Xilinx Inc.	0.3%	$2,785

	SOFTWARE
100	Hyperion Solutions Corp. [1]		$4,865
3,500	Mentor Graphics Corp. [1]		30,100
100	Symantec Corp. [1]		2,266
		4.3%	$37,231

	TELECOM EQUIPMENT
2,100	Cisco Systems Inc. [1]	4.3%	$37,653

	Total investment in common stocks
	(cost $318,050)	36.6%	$317,464

Principal		Percent of
Amount $	Short-Term Investments	Net Assets	Market Value
	Registered Investment Companies-
	Money Market Funds

40,163	Janus Government Fund
	variable rate 3.720%		$40,163

40,152	SSGA U.S. Government Money Market Fund
	variable rate 3.320%		40,152

	Total short-term securities
	(cost $80,315)	9.2%	$80,315

	Total securities
	(cost $398,365)	45.8%	$397,779

	Other assets and liabilities - net	54.2%	$469,793
	Total net assets	100.0%	$867,572

[1] These securities are non-income producing.

The portfolio of investments as of September 30, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:
Workplace
Fund

Cost of investments	$398,365
Unrealized appreciation	$10,169
Unrealized depreciation	(10,755)

Net unrealized appreciation (depreciation)	$(586)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS SMALL-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, SEPTEMBER 30, 2005 - UNAUDITED

		Percent of
Shares	Common Stocks	Net Assets	Market Value
	BIOTECHNOLOGY
100	Abgenix Inc. [1]	0.2%	$1,268

	COMPUTER PERIPHERALS
1,000	Adaptec Inc. [1]	0.5%	$3,830

	COMPUTERS
1,200	Radisys Corp. [1]	3.3%	$23,280

	ELECTRONIC INSTRUMENTS
300	Actel Corp. [1]		$4,338
3,200	Agere Systems Inc. [1]		33,312
300	Plantronics Inc.		9,243
3,000	Vishay Intertechnology Inc. [1]		35,850
		11.7%	$82,743

	INDUSTRIAL
600	WD-40 Co.	2.2%	$15,906

	INSURANCE BROKER
600	Arthur J. Gallagher & Co.	2.4%	$17,286

	MICROELECTRONICS
2,500	Credence Systems Corp. [1]		$19,950
1,200	Electro Scientific Industries Inc. [1]		26,832
		6.7%	$46,782

	PACKAGED FOODS
300	Hain Celestial Group Inc. [1]	0.8%	$5,820

	PHARMACEUTICALS
1,400	Connetics Corp. [1]	3.3%	$23,674

	RETAIL
500	Ethan Allen Interiors Inc.		$15,675
1,400	Petco Animal Supplies Inc. [1]		29,624
2,000	Pier 1 Imports Inc.		22,540
1,000	Restoration Hardware Inc. [1]		6,320
		10.5%	$74,159

	SEMICONDUCTORS
4,600	Integrated Device Technology Inc. [1]		$49,404
2,700	Lattice Semiconductor Corp. [1]		11,556
200	Sigmatel Inc. [1]		4,048
		9.3%	$65,008

	SERVICES
800	Convergys Corp. [1]	1.6%	$11,496

	SOFTWARE
100	Hyperion Solutions Corp. [1]		$4,865
4,000	Mentor Graphics Corp. [1]		34,400
		5.5%	$39,265

	TELECOM EQUIPMENT
3,000	JDS Uniphase Corp. [1]		$6,660
300	Leap Wireless International Inc. [1]		10,560
		2.4%	$17,220
	Total investement in common stocks
	(cost of $425,613)	60.4%	$427,737

Principal		Percent of
Amount	Short-Term Investments	Net Assets	MarketValue
	Registered Investment Companies -
	Money Market Funds

$ 30,780	Janus Government Fund
	variable rate 3.720%		$30,780

30,001	SSGA U.S. Government Money Market Fund
	variable rate 3.320%		30,001

	Total short-term securities
	(cost $60,781)	8.5%	$60,781

	Total securities
	(cost $486,394)	68.9%	$488,518

	Other assets and liabilities - net	31.1%	$220,007
	Total net assets	100.0%	$708,525

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:
Small-Cap
Fund

Cost of investments	$486,408
Unrealized appreciation	$19,276
Unrealized depreciation	(17,166)

Net unrealized appreciation (depreciation)	$2,110

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS MID-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, SEPTEMBER 30, 2005 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	APPAREL
900	Limited Brands Inc.		$18,387
100	Liz Claiborne, Inc.		3,932
1,100	Ross Stores Inc.		26,070
		8.8%	48,389

	COMPUTERS
500	Lexmark International Inc. [1]	5.5%	$30,525

	COMPUTER PERIPHERALS
100	Solectron Corp. [1]	0.1%	$391

	ELECTRONIC INSTRUMENTS
100	Diebold, Inc.	0.6%	$3,446

	FINANCIAL SERVICES
100	Charles Schwab Corp.		$1,443
100	SEI Investments Co.		3,758
		0.9%	$5,201

	HEALTH CARE PRODUCTS
300	Kinetic Concepts Inc. [1]	3.1%	$17,040

	HOME PRODUCTS
400	Masco Corp.	2.2%	$12,272

	INSURANCE
100	Jefferson-Pilot Corp.		$5,117
200	WR Berkley Corp.		7,896
		2.4%	$13,013

	MACHINERY
200	The Stanley Works	1.7%	$9,336

	OFFICE EQUIPMENT
300	Pitney Bowes Inc.	2.3%	$12,522

	PUBLISHING
100	Dow Jones & Co, Inc.		$3,819
500	Knight-Ridder Inc.		29,340
		6.0%	$33,159

	RETAIL
1,500	Family Dollar Stores		$29,805
600	Foot Locker Inc.		13,164
1,000	Mattel, Inc.		16,680
1,400	TJX Companies Inc.		28,672
		16.0%	$88,321

	SEMICONDUCTORS
100	Micron Technology Inc. [1]		$1,330
200	Xilinx Inc.		5,570
		1.3%	$6,900

	SERVICES
300	Alliance Data Systems Corp. [1]	2.1%	$11,745

	TELECOM EQUIPMENT
200	Leap Wireless International Inc. [1]		$7,040
100	Tellabs Inc. [1]		1,052
		1.5%	$8,092
	Total investment in common stocks
	(cost of $308,651)	54.5%	$300,352

Principal		Percent of
Amount	Short-Term Investments	Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

$ 25,113	Janus Government Fund
	variable rate 3.720%		$25,113

23,329	SSGA U.S. Government Money Market Fund
	variable rate 3.320%		23,329

	Total short-term securities
	(cost $48,442)	8.8%	$48,442

	Total securities
	(cost $357,093)	63.3%	$348,794

	Other assets and liabilities - net	36.7%	$202,114
	Total net assets	100.0%	$550,908

(1) These securities are non-income producing.

The portfolio of investments as of September 30, 2005 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:
Mid-Cap
Fund

Cost of investments	$357,093
Unrealized appreciation	$6,841
Unrealized depreciation	(15,140)

Net unrealized appreciation (depreciation)	$(8,299)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	November 18, 2005

By:	/s/ Debra A. Early
Debra A. Early Treasurer (as Principal Financial Officer)

Date:	November 18, 2005